UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.2%
	Australia — 6.0%
917	AMP Ltd.	4,055
618	Australia & New Zealand Banking Group Ltd.	12,163
449	BGP Holdings plc (a)	—	(h)
686	BHP Billiton Ltd.	10,163
221	Commonwealth Bank of Australia	13,024
46	CSL Ltd.	4,087
789	Dexus Property Group	5,857
1,330	Goodman Group	7,629
98	Macquarie Group Ltd.	5,572
52	National Australia Bank Ltd.	1,054
292	Wesfarmers Ltd.	9,560
141	Westpac Banking Corp.	3,331

		76,495

	Belgium — 1.1%
106	Anheuser-Busch InBev S.A./N.V.	13,677

	Denmark — 1.1%
64	Chr Hansen Holding A/S	4,054
167	Novo Nordisk A/S, Class B	9,494

		13,548

	Finland — 2.0%
93	Cargotec Oyj, Class B	4,151
1,597	Nokia OYJ	9,211
529	Outokumpu OYJ (a)	3,047
204	UPM-Kymmene OYJ	4,200
107	Wartsila OYJ Abp	4,630

		25,239

	France — 8.5%
112	Air Liquide S.A.	11,950
147	Airbus Group SE	8,692
75	Arkema S.A.	6,428
534	AXA S.A.	10,869
181	BNP Paribas S.A.	8,956
69	Capgemini S.A.	6,680
266	Engie S.A.	4,371
865	Natixis S.A.	3,566
60	Renault S.A.	5,252
122	Sanofi	10,386
124	Schneider Electric SE	8,069
41	Sodexo S.A.	4,759
232	TOTAL S.A.	11,162
347	Vivendi S.A.	6,806

		107,946

	Germany — 8.1%
48	Adidas AG	7,946
15	Allianz SE	2,083
25	BASF SE	1,946
136	Bayer AG	14,637
119	Brenntag AG	5,899
159	Daimler AG	10,842
57	Deutsche Bank AG (a)	763
89	Deutsche Post AG	2,649
455	Deutsche Telekom AG	7,738
325	E.ON SE	3,483
44	HeidelbergCement AG	3,737
559	Infineon Technologies AG	9,262
32	Linde AG	4,561
171	SAP SE	14,926
115	Siemens AG	12,510

		102,982

	Hong Kong — 2.5%
650	AIA Group Ltd.	4,051
586	Cheung Kong Property Holdings Ltd.	4,206
714	CK Hutchison Holdings Ltd.	8,365
145	Hang Seng Bank Ltd.	2,595
514	Power Assets Holdings Ltd.	5,039
727	Sands China Ltd.	2,781
641	Wharf Holdings Ltd. (The)	4,432

		31,469

	Ireland — 0.7%
51	DCC plc	4,534
64	Ryanair Holdings plc, ADR	4,520

		9,054

	Israel — 0.2%
62	Teva Pharmaceutical Industries Ltd., ADR	3,293

	Italy — 2.3%
290	Assicurazioni Generali S.p.A.	3,821
235	Atlantia S.p.A.	5,873
2,307	Enel S.p.A.	10,618
7,278	Telecom Italia S.p.A. (a)	6,219
1,095	UniCredit S.p.A.	2,687

		29,218

	Japan — 22.1%
177	Bridgestone Corp.	6,119
40	Central Japan Railway Co.	7,454
94	Daikin Industries Ltd.	8,151
78	Dentsu, Inc.	3,722
355	DMG Mori Co., Ltd.	3,689

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amount in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
96		East Japan Railway Co.	8,788
106		Electric Power Development Co., Ltd.	2,439
951		Fujitsu Ltd.	3,949
1,460		Hitachi Ltd.	6,671
317		Honda Motor Co., Ltd.	8,584
345		J. Front Retailing Co., Ltd.	3,981
69		Japan Tobacco, Inc.	2,683
212		JFE Holdings, Inc.	2,763
1,016		JX Holdings, Inc.	3,850
891		Kajima Corp.	6,586
169		KDDI Corp.	5,180
9		Keyence Corp.	5,996
417		Kirin Holdings Co., Ltd.	7,151
299		Kyowa Hakko Kirin Co., Ltd.	5,222
306		Kyushu Electric Power Co., Inc. (a)	2,867
140		LIXIL Group Corp.	2,600
116		Mabuchi Motor Co., Ltd.	5,235
367		Mazda Motor Corp.	5,363
266		Medipal Holdings Corp.	4,358
2,435		Mitsubishi UFJ Financial Group, Inc.	12,309
124		Mitsui & Co., Ltd.	1,453
304		Mitsui Fudosan Co., Ltd.	6,574
148		MS&AD Insurance Group Holdings, Inc.	4,264
160		NGK Spark Plug Co., Ltd.	2,615
63		Nidec Corp.	5,735
169		Nippon Steel & Sumitomo Metal Corp.	3,179
207		Nippon Telegraph & Telephone Corp.	9,832
904		Nishi-Nippon City Bank Ltd. (The)	1,750
—	(h)	Nitori Holdings Co., Ltd.	10
171		Omron Corp.	5,671
271		ORIX Corp.	3,804
180		Otsuka Holdings Co., Ltd.	8,552
232		Seiko Epson Corp.	4,078
232		Seven & i Holdings Co., Ltd.	9,637
127		Shin-Etsu Chemical Co., Ltd.	8,687
277		Sony Corp.	9,086
831		Sumitomo Bakelite Co., Ltd.	3,988
311		Sumitomo Mitsui Financial Group, Inc.	9,865
169		Sumitomo Realty & Development Co., Ltd.	4,373
126		Suntory Beverage & Food Ltd.	5,470
105		Suzuken Co., Ltd.	3,358
402		Takashimaya Co., Ltd.	3,046
830		Tokyo Gas Co., Ltd.	3,533
355		Toyota Motor Corp.	19,904
283		Yamato Holdings Co., Ltd.	6,957

			281,131

		Luxembourg — 0.5%
1,094		ArcelorMittal (a)	7,090

		Netherlands — 5.9%
767		Aegon N.V.	3,105
87		ASML Holding N.V.	9,564
94		Heineken N.V.	8,894
788		ING Groep N.V.	8,814
1,158		Koninklijke KPN N.V.	3,810
302		Koninklijke Philips N.V.	8,041
149		NN Group N.V.	4,007
385		Royal Dutch Shell plc, Class A	9,929
733		Royal Dutch Shell plc, Class B	19,507

			75,671

		New Zealand — 0.4%
1,765		Spark New Zealand Ltd.	5,036

		Norway — 0.2%
201		DNB ASA	2,218

		Portugal — 0.3%
275		Galp Energia SGPS S.A.	3,772

		Singapore — 0.8%
700		DBS Group Holdings Ltd.	8,089
352		Singapore Exchange Ltd.	1,989

			10,078

		Spain — 2.1%
1,071		Banco Santander S.A.	4,548
4,335		Bankia S.A.	3,327
583		Distribuidora Internacional de Alimentacion S.A.	3,635
992		Iberdrola S.A.	6,814
252		Repsol S.A.	3,198
498		Telefonica S.A.	4,879

			26,401

		Sweden — 1.5%
263		Electrolux AB, Series B	7,122
809		Nordea Bank AB	7,204
513		Sandvik AB	5,500

			19,826

		Switzerland — 9.5%
42		Actelion Ltd. (a)	7,393
68		Cie Financiere Richemont S.A.	4,129
158		Credit Suisse Group AG (a)	1,812
167		LafargeHolcim Ltd. (a)	7,941
407		Nestle S.A.	32,637
226		Novartis AG	18,730
90		Roche Holding AG	22,861
10		Syngenta AG (a)	3,912
563		UBS Group AG	7,745
170		Wolseley plc	9,493

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
21	Zurich Insurance Group AG (a)	4,950

		121,603

	United Kingdom — 16.5%
548	3i Group plc	4,476
147	Associated British Foods plc	5,221
207	AstraZeneca plc	13,862
1,059	Aviva plc	5,452
2,977	Barclays plc	6,069
631	Barratt Developments plc	3,653
1,564	BP plc	8,848
328	British American Tobacco plc	20,910
2,688	Centrica plc	8,574
1,574	Debenhams plc	1,168
843	Dixons Carphone plc	3,898
759	Domino’s Pizza Group plc	3,986
724	GlaxoSmithKline plc	16,162
2,121	HSBC Holdings plc	13,902
236	HSBC Holdings plc	1,542
171	InterContinental Hotels Group plc	6,831
866	ITV plc	2,245
11,136	Lloyds Banking Group plc	7,833
252	Prudential plc	4,436
120	Reckitt Benckiser Group plc	11,628
113	Rio Tinto Ltd.	4,320
72	Rio Tinto plc	2,326
707	RSA Insurance Group plc	4,648
127	SABMiller plc	7,403
884	Standard Chartered plc	7,070
1,355	Taylor Wimpey plc	2,772
211	Unilever N.V., CVA	9,786
4,555	Vodafone Group plc	13,837
72	Whitbread plc	3,652
149	WPP plc	3,348

		209,858

	United States — 0.9%
173	Shire plc	11,182

	Total Common Stocks (Cost $1,158,626)	1,186,787

Preferred Stocks — 1.1%
	Germany — 1.1%
81	Henkel AG & Co. KGaA	10,152
23	Volkswagen AG	3,221

		13,373

	Total Preferred Stocks (Cost $10,645)	13,373

Short-Term Investment — 5.1%
	Investment Company — 5.1%
64,566	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $64,566)	64,566

	Total Investments — 99.4% (Cost $1,233,837)	1,264,726
	Other Assets in Excess of Liabilities — 0.6%	8,012

	NET ASSETS — 100.0%	$1,272,738

Percentages indicated are based on net assets.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.2%
Pharmaceuticals	9.7
Oil, Gas & Consumable Fuels	4.8
Automobiles	4.2
Insurance	4.1
Chemicals	3.6
Diversified Telecommunication Services	3.5
Beverages	3.4
Food Products	3.0
Industrial Conglomerates	2.6
Metals & Mining	2.6
Electric Utilities	2.0
Tobacco	1.9
Food & Staples Retailing	1.8
Biotechnology	1.8
Household Durables	1.8
Hotels, Restaurants & Leisure	1.7
Household Products	1.7
Capital Markets	1.6
Real Estate Management & Development	1.5
Electrical Equipment	1.5
Wireless Telecommunication Services	1.5
Semiconductors & Semiconductor Equipment	1.5
Electronic Equipment, Instruments & Components	1.4
Machinery	1.4
Trading Companies & Distributors	1.3
Multi-Utilities	1.3
Road & Rail	1.3
Software	1.2
Real Estate Investment Trusts (REITs)	1.1
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	11.9
Short-Term Investment	5.1

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
108	TOPIX Index	09/08/16	JPY	$13,850	$(145)
28	SPI 200 Index	09/15/16	AUD	2,943	187
703	Euro STOXX 50 Index	09/16/16	EUR	23,459	592
236	FTSE 100 Index	09/16/16	GBP	20,861	877

					$1,511

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amount in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500. (shares or dollars)
(l)	—	The rate shown is the current yield as of July 31, 2016.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,303
Aggregate gross unrealized depreciation	(80,414)

Net unrealized appreciation/depreciation	$30,889

Federal income tax cost of investments	$1,233,837

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amount in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$76,495	$—	(a)	$76,495
Belgium	—	13,677	—		13,677
Denmark	—	13,548	—		13,548
Finland	—	25,239	—		25,239
France	—	107,946	—		107,946
Germany	—	102,982	—		102,982
Hong Kong	—	31,469	—		31,469
Ireland	4,520	4,534	—		9,054
Israel	3,293	—	—		3,293
Italy	—	29,218	—		29,218
Japan	—	281,131	—		281,131
Luxembourg	—	7,090	—		7,090
Netherlands	—	75,671	—		75,671
New Zealand	—	5,036	—		5,036
Norway	—	2,218	—		2,218
Portugal	—	3,772	—		3,772
Singapore	—	10,078	—		10,078
Spain	—	26,401	—		26,401
Sweden	—	19,826	—		19,826
Switzerland	—	121,603	—		121,603
United Kingdom	—	209,858	—		209,858
United States	—	11,182	—		11,182

Total Common Stocks	7,813	1,178,974	—	(a)	1,186,787

Preferred Stocks
Germany	—	13,373	—		13,373
Short-Term Investment
Investment Company	64,566	—	—		64,566

Total Investments in Securities	$72,379	$1,192,347	$—	(a)	$1,264,726

Appreciation in Other Financial Instruments
Futures Contracts	$—	$1,656	$—		$1,656

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(145)	$—		$(145)

(a) Amount rounds to less than $500.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended July 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 27, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 27, 2016